GA Computer Sciences Inc.
#349-6540 East Hastings Street
Burnaby, British Columbia
Canada, V5B 4Z5

Tel: (775) 881-3390
Fax: (604) 298-6308

August 8, 2005

VIA Courier & EDGAR

US SECURITIES AND EXCHANGE COMMISSION
OFFICE of SMALL BUSINESS
Attn: Russell Mancuso
450 Fifth Street, NW
Washington, DC 20549-0304
USA

Re: GA Computer Sciences Inc. (the “Company”) - Form SB-2/A No. 2 Enclosed

The Company is submitting the enclosed Form SB-2 Amendment No. 2 registration statement to you. This amendment addresses the commission's concerns discovered in your recent review of the Company's SB-2/A No. 1 filing as described in your letter of August 2, 2005. Please find the enclosed three red lined hard and three clean copies for your review. The SEC file number is 333-124607. The documents are scheduled to be filed on EDGAR on August 8, 2005.

Also, please see our response memo attached to this letter. In this memo we identify each of the 10 comments that you outlined in your letter and explain how we addressed each issue or provided the requested supplemental information.

The new text additions have been red lined with the  tag on the official EDGAR filings and highlighted on the unofficial red lined PDF copy.

If you have any questions please don't hesitate to contact our securities lawyer Joseph I. Emas at 305 531-1174.

The Company hereby acknowledges that:

  The Company is responsible for the adequacy and accuracy of the disclosure in the filings;

  Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from talking any action with respect to the filing; and

  The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Yours truly,

GA Computer Sciences Inc.

Per:

/s/ Peter Hoyle

Peter Hoyle
President

Encls.

Response Memo to Letter of August 2, 2005

Risk Factors, page 6

We may have to write-off obsolete inventory

1. We note that the only product currently available for sale on your web site appears to be OpenOffice.org version 1.1.1. We further no that OpenOffice.org version 1.1.4 is available for download from http://www.openoffice.org/, and that OpenOffice.org version 2.0 is in development. Please revise your statement that “it is possible that the organization OpenOffice.org will release a newer version...” to reflect that later versions are available and currently in development. If you have in the past written off obsolete inventory, disclose the amount of the write-off here.

We have rewritten the body of the risk factor to reflect the versions that are currently available and provided a risk assessment regarding these versions that are available from OpenOffice.org. We have also indicated that we have not written-off any OpenOffice version 1.1.1 CD-ROM inventory in the past.

Analysis of Financing Scenarios, page 11

2. We note your response to prior comment 11. Please tell us how filing single page screenshots of web site addresses contained in your registration statement satisfies the requirement of footnote 41 of Release No. 33-7856 to file all hyperlinked information as part of your registration statement. In addition, please file all required information associated with www.aacom.net if you elect to maintain a reference to this web site in your registration statement.

We have provided single page screenshots since there are are HTML tag restrictions to EDGARized HTML. For example, many tags used in active web pages are not allowed in EDGARized HTML such as tags that define scripts and stylesheets used on most modern websites. We elected to provide screenshots as these types of simple HTML pages are not restricted in EDGARized HTML and emulate what would be provided on a paper copy of the registration statement.

The first part of footnote 41 appears to discuss that it is “appropriate for an issuer to assume full responsibility the hyperlinked information” in an document required to be filed or delivered under federal securities laws. Additionally, the footnote goes on to state that “an issuer must make it clear to investors where the document from which it is hyperlinking begins and where it ends.” By filing clear well defined screenshots as individually numbered exhibits it appears that we have clearly defined where the hyperlinking begins and where it ends.

The second part of Footnote 41 appears to discourage use of hyperlinking since “software programs can automatically convert an inactive URL”, and goes on to say “the issuer ... is responsible for the information on the site that is accessible through the resulting hyperlink”.

The first part of the footnote which generally refers to “an issuer ... assuming responsibility” seems to be somewhat opposed to the second part of the footnote which generally refers to “the issuer ... is responsible for the information on the site that is accessible through the resulting hyperlink”.

In hindsight, it would probably have been best to not present any hyperlinked information other than our own website since that is the only website under our control and simply discuss websites such as OpenOffice.org and osCommerce and Paypal in general terms since we do not have control of the content on these other websites. However, we were simply complying to the request in previous comment 11 to “Also, please file the hyperlinked information”.

The filings of our SB-2/A No. 1 and hyperlinked exhibits have already occurred and have been mirrored by other commercial Edgar monitoring sites. Thus, it is virtually impossible to delete these hyperlinked exhibits from the Internet. To address this, we have added disclosure on page 31 stating that we are not responsible for the information on the websites of our suppliers and that we are only responsible for information on our own website.

We have elected to remove the hyperlinks to http://www.aacom.net/ in order to simplify the disclosure in light of the above.

Selling Shareholders, page 14

3. Please disclose the offering dates mentioned in your response to comment 30.

We have disclosed the offering dates mentioned in our response to previous comment 30 in the selling shareholders section.

Common Stock, page 24

4. Please reconcile the statements in the first paragraph which indicate that you have authorized 75,025,000 shares with the statement in the forth paragraph that you have authorized 75,000,000 shares.

We have reconciled the statements of authorized shares by deleting the reference to the 25,000 at no par value. We have no plans to issue any of this share class since this was an error caused by our incorporator. The correct amount of authorized shares is 75,000,000.

Description of Business, page 29

Business of Issuer, page 29

5. We note your response to prior comment 17. Please clarify your competitive advantages and disadvantages.

We have add two new paragraphs to clarify our competitive advantages and disadvantages.

6. Please tell us now you determined that it can take “many days” to download the software using a dial-up internet connection and “several hours” with a high-speed internet connection. Disclose the estimated download speeds used to determine the download time estimates and disclose the size of the software files that must be downloaded.

We determined the estimated download times using a Download Time Calculator available on the Internet at http://download.stormloader.com/. However, we have determined that we had made a calculation error in the original size of the download. We overestimated the size of the download because we accounted for the size the source code that we must provide in our own distribution. Customers who download an English, Windows are not required to download the source code and as a result only need to download 64.2MB of data not the approximately 700MB that we used in our erroneous data size estimate estimate.

We have adjusted our disclosure to account for this error. We have also disclosed the download speeds used to determine the download time estimates and the disclosed the size of the software files that must be downloaded.

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 33

OpenOffice Version 1.1 Obsolescence Plan, page 34

7. Refer to your response to prior comment 21. We note your revised disclosure that the Version 2.0 software will become available between July 1, 2005 and December 31, 2005. Please revise to clarify your entire inventory of OpenOffice CD-ROMs will become obsolete in your next quarter, if true. Quantify the amount of the write-off. Update your subsequent events note to discuss this as well.

We have adjusted our estimate of the OpenOffice version 2.0 release date. The OpenOffice.org community has not yet established a release date. We have established our new estimate based on our monitoring of community discussion forums. We have estimated the potential write-off that may occur due to OpenOffice version 2.0 release. We have elected not to add this potential write-off as a subsequent event to the April 30, 2005 financial statements since our earliest estimate of an OpenOffice version 2.0 release is now October 31, 2005.

As additional improved disclosure, we have added the body of the risk factor that was rewritten due to comment 1 above to this section.

8. In this regard, we also note that your business will be impaired for approximately one month while the Version 2.0 CD-ROMs are being manufactured. Please clarify what is meant my this disclosure.

We have elected to change the wording since the word “impaired” is too strong to for the situation that we are unable to ship version 2.0 CD-ROMs for one month while the version 2.0 product is being manufactured. We have chosen to use the word “delay” to describe the one waiting month period and added some additional disclosure to describe why the delay will occur.

Certain Relationships and Related Party Transactions, page 37

9. We note your response to prior comment 23. Please tell us how you plan to monitor compliance with and enforce your verbal agreements Mr. Hoyle and the selling shareholders.

Regarding the verbal agreement with Mr. Hoyle, given that he is our President and Director this means that he is our single most important human asset. Essentially, he will be monitoring himself regarding his verbal agreement with us. Mr. Hoyle has caused us to install a financial codes of ethics (filed as Exhibit 14 on May 4, 2005) in which he will “Act in good faith, responsibly, with due care, competence and diligence, without misrepresenting material facts or allowing one's independent judgement to be subordinated.” In short, we trust that Mr. Hoyle will comply with his verbal agreements with us.

Regarding the verbal agreements with the selling shareholders, Mr. Hoyle will be actively monitoring for any sales of securities by the selling shareholders below our offering price of $0.20 per share during the course of our offering. Any sales attempts would be detected because any selling shareholder would require the assistance of Mr. Hoyle to attempt a transfer of shares since we are currently acting as our own transfer agent. Prior to us affecting the transfer, we will require that the shareholder provide evidence to us that the purchaser paid $0.20 per share.

In the case that we will engage a transfer agent in the future, we will advise our transfer agent to inform us of any share transfers that occur during the course of our offering. Prior to the transfer agent affecting the transfer, we will require that the shareholder provide evidence to us that the purchaser paid $0.20 per share.

Market for Common Equity and Related Stockholder Matters, page 38

10. We note your response to prior comment 25. Please tell us why you continue to state that “all of the 3,900,000 shares of our common stock owned by Mr. Hoyle can be sold pursuant to Rule 144 on October 20, 2005.

We now understand the context of your previous comment. We have adjusted the disclosure for both Mr. Hoyle and Ms. Zhou to indicate that shares can only be sold subject to the volume limitations of Rule 144.